SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

Subsequent to December 31, 2011, the Company obtained new financings totaling $208.1 million, which are comprised of $71.5 million in new credit facilities and $136.6 million in short-term borrowings, for its working capital needs.  Such facilities and short-term borrowings have credit terms of 12 months.